Financial Risks - Schedule of Interest Rate Risk (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
3-month US LIBOR [member]
Disclosure of interest rates [line items]
Interest rate	1.69%	1.00%	0.61%	0.26%	0.25%
3-month EURIBOR [member]
Disclosure of interest rates [line items]
Interest rate	(0.33%)	(0.32%)	(0.13%)	0.08%	0.29%
10-year US treasury [member]
Disclosure of interest rates [line items]
Interest rate	2.41%	2.43%	2.27%	2.17%	3.03%
10-year Dutch government [member]
Disclosure of interest rates [line items]
Interest rate	0.53%	0.35%	0.79%	0.68%	2.23%